Financial Instruments - Fair Values and Risk Management - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	€ 106,857	€ 103,091	€ 112,235
Cash outflows	(16,074)	(26,610)	(22,497)
Cash inflows	4,605	11,195	6,308
Other changes	8,611	19,181	7,045
Ending balance	103,999	106,857	103,091
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	17,353	17,290	17,439
Cash outflows	(4,839)	(8,715)	(4,473)
Cash inflows	3,314	10,912	4,038
Other changes	2,892	(2,134)	286
Ending balance	18,720	17,353	17,290
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	62,327	51,849	57,138
Cash outflows	(10,288)	(11,057)	(10,049)
Other changes	5,711	21,535	4,760
Ending balance	57,750	62,327	51,849
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	20,797	27,500	34,924
Cash outflows	(798)	(6,703)	(7,424)
Ending balance	19,999	20,797	27,500
Bank overdrafts [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,037	1,754	1,223
Cash inflows	1,291	283	531
Ending balance	3,328	2,037	1,754
Non-controlling interests [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,343	4,698	1,511
Cash outflows	(149)	(135)	(551)
Cash inflows			1,739
Other changes	8	(220)	1,999
Ending balance	€ 4,202	€ 4,343	€ 4,698